FAIR VALUE (Details 4 - Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 01, 2015	Dec. 31, 2014
Narrative FN 5
Fair Value, Description of Composite quotes	2	2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Redemption Restriction, Description	30	30
Number of CLOs Deconsolidated			30
Number of CLOs consolidated	2	2	1	31
Number of Credit Funds Consolidated	2	2
Debt Instrument, Description of Variable Rate Basis	LIBOR	LIBOR
Maximum [Member]
Narrative FN 5
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Liquidating Investment, Remaining Period	5 years	5 years
Minimum [Member]
Narrative FN 5
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Liquidating Investment, Remaining Period	2 years	2 years